Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2025
Segmental analysis
Schedule of operating segments

		Private Banking		Central
	Retail	& Wealth	Commercial &	items
	Banking	Management	Institutional	& other	Total
2025	£m	£m	£m	£m	£m
Continuing operations
Net interest income	6,064	757	6,149	(141)	12,829
Net fees and commissions	429	340	1,729	16	2,514
Other non-interest income	2	34	931	331	1,298
Total income	6,495	1,131	8,809	206	16,641
Depreciation and amortisation	(1)	(1)	(164)	(988)	(1,154)
Other operating expenses	(2,936)	(726)	(4,356)	910	(7,108)
Impairment (losses)/releases	(437)	(10)	(225)	1	(671)
Operating profit	3,121	394	4,064	129	7,708

2024
Continuing operations
Net interest income	5,233	645	5,339	58	11,275
Net fees and commissions	408	290	1,765	4	2,467
Other non-interest income	9	34	853	65	961
Total income	5,650	969	7,957	127	14,703
Depreciation and amortisation	(1)	(1)	(154)	(902)	(1,058)
Other operating expenses	(2,936)	(715)	(4,120)	680	(7,091)
Impairment (losses)/releases	(282)	11	(98)	10	(359)
Operating profit/(loss)	2,431	264	3,585	(85)	6,195
2023
Continuing operations
Net interest income	5,496	710	5,044	(201)	11,049
Net fees and commissions	427	249	1,654	—	2,330
Other non-interest income	8	31	723	611	1,373
Total income	5,931	990	7,421	410	14,752
Depreciation and amortisation	(1)	(1)	(154)	(778)	(934)
Other operating expenses	(2,827)	(684)	(3,937)	386	(7,062)
Impairment losses	(465)	(14)	(94)	(5)	(578)
Operating profit	2,638	291	3,236	13	6,178

Total revenue (1)
		Private Banking
	Retail	& Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
2025	£m	£m	£m	£m	£m
Continuing operations
External	10,146	1,262	13,414	5,421	30,243
Inter-segmental (2)	5	1,525	(1,505)	(25)	—
Total	10,151	2,787	11,909	5,396	30,243

2024
Continuing operations
External	9,041	1,250	14,194	4,838	29,323
Inter-segmental (2)	11	1,538	(1,769)	220	—
Total	9,052	2,788	12,425	5,058	29,323

2023
Continuing operations
External	7,366	1,157	12,519	4,340	25,382
Inter-segmental (2)	5	1,000	(1,602)	597	—
Total	7,371	2,157	10,917	4,937	25,382

Total income
		Private Banking
	Retail	& Wealth	Commercial &	Central items &
	Banking	Management	Institutional	other	Total
2025	£m	£m	£m	£m	£m
Continuing operations
External	6,559	208	8,324	1,550	16,641
Inter-segmental (2)	(64)	923	485	(1,344)	—
Total	6,495	1,131	8,809	206	16,641

2024
Continuing operations
External	4,743	26	8,250	1,684	14,703
Inter-segmental (2)	907	943	(293)	(1,557)	—
Total	5,650	969	7,957	127	14,703

2023
Continuing operations
External	4,170	327	7,730	2,525	14,752
Inter-segmental (2)	1,761	663	(309)	(2,115)	—
Total	5,931	990	7,421	410	14,752

		Private Banking
	Retail	& Wealth	Commercial &	Central items
	Banking	Management	Institutional	& other	Total
2025	£m	£m	£m	£m	£m
Continuing operations
Fees and commissions receivable
- Payment services	350	38	731	—	1,119
- Credit and debit card fees	424	30	268	—	722
- Lending and financing	16	9	744	—	769
- Brokerage	34	10	49	—	93
- Investment management, trustee and fiduciary services	3	265	53	21	342
- Underwriting fees	—	—	161	—	161
- Other	5	8	41	(13)	41
Total	832	360	2,047	8	3,247
Fees and commissions payable	(403)	(20)	(318)	8	(733)
Net fees and commissions	429	340	1,729	16	2,514

2024
Continuing operations
Fees and commissions receivable
- Payment services	322	37	700	—	1,059
- Credit and debit card fees	402	13	261	5	681
- Lending and financing	18	5	771	—	794
- Brokerage	34	9	46	—	89
- Investment management, trustee and fiduciary services	2	235	48	19	304
- Underwriting fees	—	—	155	—	155
- Other	7	11	95	(20)	93
Total	785	310	2,076	4	3,175
Fees and commissions payable	(377)	(20)	(311)	—	(708)
Net fees and commissions	408	290	1,765	4	2,467

2023
Continuing operations
Fees and commissions receivable
- Payment services	324	32	671	3	1,030
- Credit and debit card fees	400	13	260	3	676
- Lending and financing	14	5	709	1	729
- Brokerage	35	6	42	—	83
- Investment management, trustee and fiduciary services	2	209	45	10	266
- Underwriting fees	—	—	123	—	123
- Other	4	5	73	(6)	76
Total	779	270	1,923	11	2,983
Fees and commissions payable	(352)	(21)	(269)	(11)	(653)
Net fees and commissions	427	249	1,654	—	2,330

	2025		2024		2023
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Retail Banking	240,259	206,398	232,835	198,795	228,684	191,936
Private Banking & Wealth Management	30,457	42,895	28,593	42,603	26,894	37,806
Commercial & Institutional	391,869	354,499	398,750	367,342	384,958	359,766
Central items & other	51,968	68,148	47,807	59,867	52,137	65,977
Total	714,553	671,940	707,985	668,607	692,673	655,485

Schedule of geographical segments

	UK	USA	Europe	RoW	Total
2025	£m	£m	£m	£m	£m
Continuing operations
Total revenue (1)	28,745	294	1,103	101	30,243
Interest receivable	25,021	23	636	18	25,698
Interest payable	(12,496)	(48)	(318)	(7)	(12,869)
Net fees and commissions	2,103	142	216	53	2,514
Trading income	902	136	44	30	1,112
Other operating income	26	(7)	167	—	186
Total income (3)	15,556	246	745	94	16,641
Operating profit before tax	7,109	99	369	131	7,708
Total assets	638,475	22,924	52,402	752	714,553
Total liabilities	616,010	21,413	34,202	315	671,940
Contingent liabilities and commitments (4)	139,306	—	7,817	—	147,123

	UK	USA	Europe	RoW	Total
2024	£m	£m	£m	£m	£m
Continuing operations
Total revenue (1)	28,067	297	857	102	29,323
Interest receivable	24,276	32	859	20	25,187
Interest payable	(13,328)	(63)	(516)	(5)	(13,912)
Net fees and commissions	2,096	108	207	56	2,467
Trading income	648	135	18	24	825
Other operating income	403	(4)	(264)	1	136
Total income (3)	14,095	208	304	96	14,703
Operating profit/(loss) before tax	6,146	75	(151)	125	6,195
Total assets	627,519	25,793	53,392	1,281	707,985
Total liabilities	608,708	23,495	35,602	802	668,607
Contingent liabilities and commitments (4)	132,035	—	7,925	1	139,961

2023
Continuing operations
Total revenue (1)	24,096	167	1,016	103	25,382
Interest receivable	20,192	39	774	21	21,026
Interest payable	(9,500)	(1)	(472)	(4)	(9,977)
Net fees and commissions	2,052	49	172	57	2,330
Trading income	704	66	1	23	794
Other operating income	556	(10)	30	3	579
Total income (3)	14,004	143	505	100	14,752
Operating profit/(loss) before tax	6,196	45	(149)	86	6,178
Total assets	610,831	23,725	56,001	2,116	692,673
Total liabilities	594,250	22,106	37,506	1,623	655,485
Contingent liabilities and commitments (4)	124,298	—	7,561	21	131,880

(1)	Total revenue comprises interest receivable, fees and commissions receivable, income from trading activities and other operating income.
(2)	Revenue and income arising from transactions between the group’s segments are reported as inter-segment and include net inter-segment funding income/(expense).
(3)	Total income excludes internal service fee income which has been calculated on a cost plus mark-up basis.
(4)	Refer to Note 25 Memorandum items - Contingent liabilities and commitments.